Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables present the assets and liabilities measured at fair value on a recurring basis and their corresponding level in the fair value hierarchy at June 30, 2016 and December 31, 2015:

	Total	Level 1	Level 2	Level 3
June 30, 2016:
Assets
Fixed-maturity securities:
U.S. government	$70,393	70,393	—	—
States and political subdivisions	11,448	—	11,448	—
Corporate securities	532,663	—	531,610	1,053
Mortgage-backed securities	157,496	—	157,496	—
Derivative asset	68,267	—	68,267	—
Equity securities, trading	4,336	4,336	—	—
Separate account assets	2,237,743	2,237,743	—	—

Total assets	$3,082,346	2,312,472	768,821	1,053

Liabilities
Derivative liability	$8,942	—	8,013	929
Separate account liabilities	2,237,743	2,237,743	—	—
Reserves at fair value	425,061	—	—	425,061

Total liabilities	$2,671,746	2,237,743	8,013	425,990

	Total	Level 1	Level 2	Level 3
December 31, 2015:
Assets
Fixed-maturity securities:
U.S. government	$73,223	73,223	—	—
States and political subdivisions	11,044	—	11,044	—
Foreign government	510	—	510	—
Corporate securities	454,182	—	453,135	1,047
Mortgage-backed securities	135,603	—	135,603	—
Derivative asset	15,064	—	15,064	—
Equity securities, trading	4,368	4,368	—	—
Separate account assets	2,205,548	2,205,548	—	—

Total assets	$2,899,542	2,283,139	615,356	1,047

Liabilities
Derivative liability	$7,956	—	7,956	—
Separate account liabilities	2,205,548	2,205,548	—	—
Reserves at fair value	265,884	—	—	265,884

Total liabilities	$2,479,388	2,205,548	7,956	265,884

The following tables present the assets and liabilities measured at fair value on a recurring basis and their corresponding level in the fair value hierarchy at December 31:

	Total	Level 1	Level 2	Level 3
2015:
Assets accounted for at fair value:
Fixed-maturity securities:
U.S. government	$73,223	73,223	—	—
States and political subdivisions	11,044	—	11,044	—
Foreign government	510	—	510	—
Public utilities	38,667	—	38,667	—
Corporate securities	415,515	—	414,468	1,047
Mortgage-backed securities	135,603	—	135,603	—
Derivative asset	15,064	—	15,064	—
Equity securities, trading	4,368	4,368	—	—
Separate account assets	2,205,548	2,205,548	—	—

Total assets accounted for at fair value	$2,899,542	2,283,139	615,356	1,047

Liabilities accounted for at fair value:
Derivative liability	$7,956	—	7,956	—
Separate account liabilities	2,205,548	2,205,548	—	—
Reserves at fair value	265,884	—	—	265,884

Total liabilities accounted for at fair value	$2,479,388	2,205,548	7,956	265,884

	Total	Level 1	Level 2	Level 3
2014:
Assets accounted for at fair value:
Fixed-maturity securities:
U.S. government	$95,077	95,077	—	—
States and political subdivisions	11,942	—	11,942	—
Foreign government	2,547	—	2,547	—
Public utilities	41,328	—	41,328	—
Corporate securities	357,330	—	356,258	1,072
Mortgage-backed securities	146,917	—	146,917	—
Derivative asset	4,516	—	4,516	—
Equity securities, trading	1,858	1,858	—	—
Separate account assets	2,214,422	2,214,422	—	—

Total assets accounted for at fair value	$2,875,937	2,311,357	563,508	1,072

Liabilities accounted for at fair value:
Derivative liability	$4,894	—	4,894	—
Separate account liabilities	2,214,422	2,214,422	—	—
Reserves at fair value	150,251	—	—	150,251

Total liabilities accounted for at fair value	$2,369,567	2,214,422	4,894	150,251

Reconciliation of the Beginning and Ending Balances for the Company's Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table provides a reconciliation of the beginning and ending balances for the Company’s Level 3 assets and liabilities measured at fair value on a recurring basis for the six month periods ended June 30, 2016 and 2015, respectively:

								Realized
								gains (losses)
								included in
								net income (loss)
								related to
								financial
			Other	Purchases	Sales	Transfer into		instruments
	Beginning		comprehensive	and	and	and/or (out of)	Ending	still held
	balance	Net Income	(loss) income	issuances	settlements	Level 3, net	balance	at June 30
2016:
Fixed-maturity securities:
Corporate securities	$1,047	—	6	—	—	—	1,053	—

Total fixed-maturity securities	$1,047	—	6	—	—	—	1,053	—

Reserves at fair value	$(265,884)	(66,328)	—	(100,250)	7,401	—	(425,061)	(166,578)

2015:
Fixed-maturity securities:
Corporate securities	$1,072	—	(9)	—	—	—	1,063	—

Total fixed-maturity securities	$1,072	—	(9)	—	—	—	1,063	—

Reserves at fair value	$(150,251)	13,504	—	(104,458)	6,779	—	(234,426)	(90,954)

The following table provides a reconciliation of the beginning and ending balances for the Company’s Level 3 assets and liabilities measured at fair value on a recurring basis:

								Realized
								gains
								(losses)
								included in
								net (loss)
								income
								related to
								financial
			Other	Purchases	Sales	Transfer into		instruments
	Beginning		comprehensive	and	and	and/or (out of)	Ending	still held at
	balance	Net Income	(loss) income	issuances	settlements	Level 3, net	balance	December 31
2015:
Fixed-maturity securities:
Corporate securities	$1,072	—	(25)	—	—	—	1,047	—

Total fixed-maturity securities	$1,072	—	(25)	—	—	—	1,047	—

Reserves at fair value	$(150,251)	15,670	—	(138,736)	7,433	—	(265,884)	(123,066)

2014:
Fixed-maturity securities:
Corporate securities	$1,065	—	7	—	—	—	1,072	—

Total fixed-maturity securities	$1,065	—	7	—	—	—	1,072	—

Reserves at fair value	$(22,640)	(44,557)	—	(85,482)	2,428	—	(150,251)	(130,039)

Significant Unobservable Inputs Used in Fair Value Measurements for Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities on a recurring basis at June 30, 2016:

		Valuation	Unobservable	Range (weighted
	Fair value	technique	input	average)
Fixed-maturity securities:
Available-for-sale:
Corporate securities	$1,053	Discounted cash flow	Option adjusted spread*	151 (151)
Reserves at fair value: ***
MVLO	(18,131)	Discounted cash flow	Annuitizations	0–25%
			Surrenders	0–25%
			Mortality **	0–100%
			Withdrawal Benefit Election	0–50%
GMWB and GMAB	(274,215)	Discounted cash flow	Surrenders	0.5–35%
			Mortality **	0–100%

*	No range is applicable due to only one security within classification or the same assumption used on all securities.
**	Mortality assumptions are derived by applying management determined factors to the Annuity 2000 Mortality Table.
***	Certain reseves at fair value related to a new product are not yet modeled and excluded from this disclosure.

The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities on a recurring basis at December 31:

		Valuation	Unobservable	Range (weighted
	Fair value	technique	input	average)
2015:
Fixed-maturity securities:
Available-for-sale:
Corporate securities	$1,047	Matrix pricing	Option adjusted spread*	208 (208)
Reserves at fair value: ***
MVLO	18,525	Income approach	Annuitizations	0–25%
			Surrenders	0–25%
			Mortality **	0–100%
			Withdrawal Benefit Election	0–50%
GMWB and GMAB	174,869	Income approach	Surrenders	0.5–35%
			Mortality **	0–100%

*	No range is applicable due to only one security within classification or the same assumption used on all securities.
**	Mortality assumptions are derived by applying management determined factors to the Annuity 2000 Mortality Table .
***	Certain reseves at fair value related to a new product are not yet modeled and excluded from this disclosure.

Fair Value of Financial Assets and Liabilities

The following table presents the carrying amounts and fair values of financial assets and liabilities at June 30, 2016 and December 31, 2015:

	June 30, 2016
	Carrying	Fair value
	amount	Level 1	Level 2	Level 3	Total
Financial assets:
Policy loans	$318	—	318	—	318
Financial liabilities:
Investment contracts	$878,293	—	—	879,083	879,083

	December 31, 2015
	Carrying	Fair value
	amount	Level 1	Level 2	Level 3	Total
Financial assets:
Policy loans	$275	—	275	—	275
Financial liabilities:
Investment contracts	$729,819	—	—	730,455	730,455

The following table presents the carrying amounts and fair values of financial assets and liabilities at December 31:

	2015
	Carrying	Fair value
	amount	Level 1	Level 2	Level 3	Total
Financial assets:
Policy loans	$275	—	275	—	275
Financial liabilities:
Investment contracts	$729,819	—	—	730,455	730,455

	2014
	Carrying	Fair value
	amount	Level 1	Level 2	Level 3	Total
Financial assets:
Policy loans	$253	—	253	—	253
Financial liabilities:
Investment contracts	$664,924	—	—	665,404	665,404